FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Cash and Due from Banks	SFr 308	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Loans	10,243	11,408
Other assets	9,184	8,373
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,213)	(13,594)
Short-term borrowings	(10,690)	(10,740)
Long-term debt	(68,722)	(70,976)
Other liabilities	(2,592)	(7,780)
Aggregate fair value
Loans
Non-interest-earning loans	843	543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Loans	10,243	11,408
Other assets	8,624	7,834
Due to banks and customer deposits	(493)	(578)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,213)	(13,594)
Short-term borrowings	(10,690)	(10,740)
Long-term debt	(68,722)	(70,976)
Other liabilities	(1,170)	(616)
Aggregate unpaid principal
Loans
Non-interest-earning loans	2,657	3,364
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,565	57,895
Loans	11,035	12,079
Other assets	10,777	10,090
Due to banks and customer deposits	(442)	(489)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,212)	(13,578)
Short-term borrowings	(10,996)	(10,632)
Long-term debt	(71,833)	(73,842)
Other liabilities	(1,403)	(1,569)
Difference
Loans
Non-interest-earning loans, Difference	(1,814)	(2,821)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58	99
Loans	(792)	(671)
Other assets	(2,153)	(2,256)
Due to banks and customer deposits	(51)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)	(16)
Short-term borrowings	306	(108)
Long-term debt	3,111	2,866
Other liabilities	233	953
Bank
Financial instruments
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Loans	10,243	11,408
Other assets	9,184	8,373
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,307)	(13,688)
Short-term borrowings	(10,690)	(10,740)
Long-term debt	(67,788)	(70,243)
Other liabilities	(2,568)	(7,756)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	843	543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Loans	10,243	11,408
Other assets	8,624	7,834
Due to banks and customer deposits	(493)	(578)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,307)	(13,688)
Short-term borrowings	(10,690)	(10,740)
Long-term debt	(67,788)	(70,243)
Other liabilities	(1,170)	(616)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	2,657	3,364
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,565	57,895
Loans	11,035	12,079
Other assets	10,777	10,090
Due to banks and customer deposits	(442)	(489)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,306)	(13,672)
Short-term borrowings	(10,996)	(10,632)
Long-term debt	(70,946)	(73,175)
Other liabilities	(1,403)	(1,569)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(1,814)	(2,821)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58	99
Loans	(792)	(671)
Other assets	(2,153)	(2,256)
Due to banks and customer deposits	(51)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)	(16)
Short-term borrowings	306	(108)
Long-term debt	3,158	2,932
Other liabilities	SFr 233	SFr 953